UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	JennisonDryden Portfolios

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of November 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS 98.2
Biotechnology 1.9%
429,900	Amgen, Inc.(a)	$23,751,975

Building Products 1.6%
545,300	Trane, Inc.	20,017,963

Capital Markets 4.1%
429,962	Bank of New York Mellon Corp. (The)	20,620,978
530,700	TD Ameritrade Holding Corp.(a)	9,918,783
431,700	UBS AG (b)	21,792,216

		52,331,977

Commercial Banks 1.3%
1,738,269	Royal Bank of Scotland Group PLC (United Kingdom)	16,403,484

Commercial Services & Supplies 1.7%
642,860	Waste Management, Inc.	22,062,955

Communications Equipment 1.2%
381,900	QUALCOMM, Inc.	15,573,882

Computers & Peripherals 3.0%
424,700	Lexmark International, Inc.(a)	14,813,536
925,700	Seagate Technology (b)	23,873,803

		38,687,339

Consumer Finance 2.3%
216,600	American Express Co.	12,775,068
451,800	SLM Corp.	17,204,544

		29,979,612

Diversified Consumer Services 3.5%
537,700	Career Education Corp.(a)(b)	15,448,121
1,473,100	H&R Block, Inc. (b)	28,990,608

		44,438,729

Diversified Financial Services 4.0%
368,203	Bank of America Corp.	16,985,204
609,200	Citigroup, Inc.	20,286,360
39,300	JPMorgan Chase & Co.	1,792,866
120,000	KKR Private Equity Investors LLP	2,148,000
536,200	KKR Private Equity Investors LLP-RDU, Private Placement, 144A (cost $13,370,899; purchased 5/3/06-5/5/06)(f)(g)	9,597,980

		50,810,410

Diversified Telecommunication Services 0.8%
243,450	Verizon Communications, Inc.	10,519,475

Electric Utilities 2.7%
177,600	Entergy Corp.	21,230,304
268,000	Progress Energy, Inc.	13,083,760

		34,314,064

Electronic Equipment & Instruments 1.5%
343,200	Sony Corp., ADR (Japan)(b)	18,522,504

Food & Staples Retailing 3.7%
1,025,600	Kroger Co. (The)	29,486,000
378,100	Wal-Mart Stores, Inc.	18,110,990

		47,596,990

Food Products 4.9%
676,300	Cadbury Schweppes PLC, ADR (United Kingdom)	34,876,791
1,100,600	ConAgra Foods, Inc.	27,537,012

		62,413,803

Healthcare Providers & Services 1.4%
715,400	Omnicare, Inc.	18,228,392

Household Products 1.7%
307,100	Kimberly-Clark Corp.	21,438,651

Independent Power Producers & Energy Traders 1.7%
516,600	NRG Energy, Inc.(a)(b)	21,898,674

Industrial Conglomerates 1.8%
584,900	General Electric Co.	22,395,821

Insurance 6.6%
471,100	American International Group, Inc.	27,385,043
424,200	Axis Capital Holdings Ltd. (b)	16,178,988
527,400	Loews Corp.	25,204,446
440,400	MBIA, Inc.(b)	16,079,004

		84,847,481

Internet & Catalog Retail 1.6%
755,700	IAC/InterActiveCorp.(a)(b)	21,031,131

Media 6.2%
1,436,300	Comcast Corp. (Class A)(a)(b)	29,501,602
687,212	Liberty Global, Inc. (Series C)(a)(b)	26,285,859
42,000	Time Warner, Inc.	724,920
1,462,000	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	22,807,200

		79,319,581

Metals & Mining 1.2%
161,232	Freeport-McMoRan Copper & Gold, Inc., (Class B)	15,950,682

Multi-Utilities 2.0%
414,400	Sempra Energy	25,949,728

Office Electronics 1.3%
1,009,000	Xerox Corp.(a)	17,031,920

Oil, Gas & Consumable Fuels 16.7%
332,500	Anadarko Petroleum Corp.(b)	18,819,500
229,700	Devon Energy Corp.	19,021,457
292,300	Hess Corp.	20,817,606
396,500	Marathon Oil Corp.	22,164,350
217,100	Murphy Oil Corp.	15,526,992
607,800	Nexen, Inc.	17,261,520
491,400	Occidental Petroleum Corp.	34,284,978
254,600	Petroleo Brasileiro SA, ADR (Brazil)	24,517,980
287,500	Suncor Energy, Inc.	27,531,000
236,629	Trident Resources Corp., Private (Canada)(cost $9,942,621; purchased 3/11/05-1/5/06)(a)(f)(g)	2,366,408
316,200	Williams Cos., Inc. (The)	10,975,302

		213,287,093

Paper & Forest Products 1.0%
1,611,300	Domtar Corp.,(a)	12,245,880

Pharmaceuticals 4.4%
257,800	Abbott Laboratories	14,826,078
376,900	Novartis AG, ADR (Switzerland) (b)	21,302,388
424,300	Wyeth	20,833,130

		56,961,596

Semiconductors & Semiconductor Equipment 1.0%
2,407,700	Spansion, Inc. (Class A)(a)(b)	12,857,118

Software 3.1%
452,200	Microsoft Corp.	15,193,920
1,352,100	Symantec Corp.(a)	24,067,380

		39,261,300

Specialty Retail 2.0%
507,100	Best Buy Co., Inc.	25,887,455

Textiles, Apparel & Luxury Goods
200	Nike, Inc. (Class B)	13,130

Thrifts & Mortgage Finance 2.7%
434,225	Fannie Mae (b)	16,682,925
819,240	People’s United Financial, Inc.(b)	13,902,503
191,100	MGIC Investment Corp.(b)	4,494,672

		35,080,100

Tobacco 1.1%
185,140	Altria Group, Inc.	14,359,458

Wireless Telecommunication Services 2.5%

1,423,825	Sprint Nextel Corp.	22,097,764
1,433,700	Virgin Mobile USA, Inc.(a)(b)	10,437,336

		32,535,100

	TOTAL COMMON STOCKS (cost $1,089,060,674)	1,258,005,453

Principal Amount (000)
CORPORATE BOND 0.6%
Oil, Gas & Consumable Fuels
$ 7,610	Trident Resources Corp., Note, Private, (Canada) 12.28%, 8/12/12)(f)(g) (cost $7,234,410; purchased 8/20/07)	7,609,934

Units
WARRANT
Oil, Gas & Consumable Fuels
730,398	Trident Resources Corp., Private, (Canada) expiring 1/01/15(a)(f)(g) (cost $0; purchased 8/20/07)	73

	TOTAL LONG- TERM INVESTMENTS (cost $1,096,295,084)	1,265,615,460

Shares
SHORT-TERM INVESTMENT 19.9%
Affiliated Money Market Mutual Fund
225,209,717	Dryden Core Investment Fund -Taxable Money Market Series (cost $255,209,717; includes $246,991,732 of cash collateral received for secrurities on loan)(c)(d)	255,209,717

	TOTAL INVESTMENTS(e) 118.7% (cost $1,351,504,801)(h)	1,520,825,177
	Liabilities in excess of other assets (18.7%)	(239,847,317)

	NET ASSETS 100.0%	$1,280,977,860

The following abbreviations are used in portfolio descriptions:

144A	—	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	—	American Depositary Receipt

RDU	—	Restricted Depositary Unit

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $244,882,543; cash collateral of $246,991,732 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	As of November 30, 2007, four securities valued at $19,574,395 and representing 1.5% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	Indicates an illiquid security.

(g)	Indicates a security restricted to resale. The aggregate cost of such a security is $30,547,930. The aggregate value of $19,574,395 is approximately 1.5% of net assets.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,352,864,618	$250,537,627	$(82,577,068)	$167,960,559

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Portfolios

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date January 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.